Utility Plant and Leases (Tables)	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Schedule of Net Utility Plant

Net utility plant as of December 31, 2015 and 2014 was as follows (thousands of dollars):

December 31,	2015	2014
Gas plant:
Storage	$22,944	$22,531
Transmission	312,996	312,300
Distribution	4,935,730	4,655,640
General	365,865	356,072
Software and software-related intangibles	203,323	196,035
Other	14,059	14,021

	5,854,917	5,556,599
Less: accumulated depreciation	(2,084,007)	(1,973,098)
Acquisition adjustments, net	370	550
Construction work in progress	119,805	74,332

Net utility plant	$3,891,085	$3,658,383

Schedule of Depreciation and Amortization Expense	Depreciation and amortization expense on gas plant, including intangibles, was as follows (thousands of dollars):

	2015	2014	2013
Depreciation and amortization expense	$201,233	$194,360	$185,283

Schedule of Rental Payments for Operating Leases

The table below presents Southwest’s rental payments and Centuri’s lease payments that are included in operating expenses (in thousands):

	2015	2014	2013
Southwest Gas	$4,186	$5,330	$8,308
Centuri	45,849	30,012	27,118

Consolidated rental payments/lease expense	$50,035	$35,342	$35,426

Schedule of Future Minimum Lease Payments for Operating Leases

The following is a schedule of future minimum lease payments for significant non-cancelable operating leases (with initial or remaining terms in excess of one year) as of December 31, 2015 (thousands of dollars):

Year Ending December 31,
2016	$6,836
2017	4,732
2018	2,993
2019	2,110
2020	1,473
Thereafter	3,583

Total minimum lease payments	$21,727

Schedule of Capital Leases of Equipment

The amounts associated with capital leases of equipment as of December 31, 2015 and 2014 are as follows (thousands of dollars):

December 31,	2015	2014
Capital leases of equipment	$4,584	$5,763
Less: accumulated amortization	(1,043)	(287)

Net capital leases	$3,541	$5,476

Schedule of Future Minimum Lease Payments for Capital Leases

The following is a schedule of future minimum lease payments for non-cancelable capital leases (with initial or remaining terms in excess of one year) as of December 31, 2015 (thousands of dollars):

Year Ending December 31,
2016	$1,469
2017	869
2018	494
2019	21
2020	—
Thereafter	—

2,853
Less: amount representing interest	(223)

Total minimum lease payments	$2,630